Biological assets (Details) - Schedule of biological assets - BRL (R$) R$ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Biological assets (Details) - Schedule of biological assets [Line Items]
Biological assets	R$ 322,882	R$ 245,074
Current	264,976	210,489
Noncurrent	57,906	34,585
Food Cattle [Member]
Biological assets (Details) - Schedule of biological assets [Line Items]
Biological assets	9,711	11,727
Production Cattle [Member]
Biological assets (Details) - Schedule of biological assets [Line Items]
Biological assets	57,906	34,585
Grain Plantation [Member]
Biological assets (Details) - Schedule of biological assets [Line Items]
Biological assets	67,358	64,554
Cotton Plantation [Member]
Biological assets (Details) - Schedule of biological assets [Line Items]
Biological assets	15,347	13,862
Sugarcane Plantation [Member]
Biological assets (Details) - Schedule of biological assets [Line Items]
Biological assets	R$ 172,560	R$ 120,346